Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,614,000
Previously Paid Amount	0.00
Total Fee Amount	360.99
Total Offset Amount	0.00
Net Fee	360.99
Narrative - Max Aggregate Offering Price	$ 2,614,000
Final Prospectus	true